Simplify Currency Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 73.8%
U.S. Treasury Bill, 4.31%, 10/28/2025 (a) ...................................... $ 12,800,000 $ 12,761,216
U.S. Treasury Bill, 4.00%, 12/11/2025 (a) ....................................... 4,100,000 4,068,950
U.S. Treasury Bill, 3.96%, 12/26/2025 (a) ...................................... 400,000 396,321
Total U.S. Treasury Bills (Cost $17,224,128) ........................................ 17,226,487
Shares
U.S. Exchange-Traded Funds – 24.4%
Money Market Funds – 24.4%
Simplify Government Money Market ETF
(Cost $5,708,388) ....................................................... 57,000 5,704,560
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost $30,958) .......................................................... 30,958 30,958
Total Investments – 98.3%
(Cost $22,963,474) ............................................................ $ 22,962,005
Other Assets in Excess of Liabilities – 1.7% ........................................... 400,874
Net Assets – 100.0% ............................................................ $ 23,362,879
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
As of September 30, 2025, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Citigroup Global Markets .... 12/17/2025 AUD 9,000,000 USD 5,942,916 $ – $ (17,933)
Citigroup Global Markets .... 12/17/2025 AUD 19,060,000 USD 12,493,906 – (129,848)
Goldman Sachs & Co. ...... 12/17/2025 AUD 2,930,000 USD 1,934,336 – (6,251)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 AUD 34,610,000 USD 22,869,803 – (52,973)
Citigroup Global Markets .... 12/17/2025 BRL 8,184,709 USD 1,511,000 1,686 –
Goldman Sachs & Co. ...... 12/17/2025 BRL 3,992,410 USD 728,000 – (8,227)
Citigroup Global Markets .... 12/17/2025 CAD 2,750,000 USD 1,993,841 10,440 –
Citigroup Global Markets .... 12/17/2025 CAD 1,950,000 USD 1,421,951 15,539 –
Nomura Securities & Co. .... 12/17/2025 CAD 14,520,000 USD 10,520,291 47,929 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 CHF 6,580,000 USD 8,395,599 50,923 –
Nomura Securities & Co. .... 12/17/2025 CHF 520,000 USD 662,073 2,615 –
Citigroup Global Markets .... 12/17/2025 CNH 18,796,868 USD 2,657,700 5,997 –
Citigroup Global Markets .... 12/17/2025 CNH 3,737,937 USD 527,000 – (317)
Nomura Securities & Co. .... 12/17/2025 CNH 1,521,183 USD 215,000 404 –
Citigroup Global Markets .... 12/17/2025 COP 974,765,160 USD 246,000 25 –
Citigroup Global Markets .... 12/17/2025 EUR 10,740,000 USD 12,662,836 – (4,239)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 EUR 16,510,000 USD 19,399,167 – (73,217)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 EUR 10,130,000 USD 11,980,467 32,844 –

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 GBP 13,140,000 USD 17,939,727 $ 266,179 $ –
Nomura Securities & Co. .... 12/17/2025 JPY 1,752,000,000 USD 11,982,068 37,419 –
Goldman Sachs & Co. ...... 12/17/2025 KRW 912,508,438 USD 656,000 3,018 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 KRW 11,004,423,912 USD 7,966,600 91,944 –
The Bank of New York Mellon 12/17/2025 KRW 2,059,734,993 USD 1,483,000 9,074 –
Goldman Sachs & Co. ...... 12/17/2025 MXN 12,277,240 USD 657,000 – (7,739)
Citigroup Global Markets .... 12/17/2025 NOK 69,180,000 USD 6,999,183 65,534 –
Citigroup Global Markets .... 12/17/2025 NOK 59,400,000 USD 5,973,467 20,031 –
Morgan Stanley Capital
Services ................. 12/17/2025 NOK 34,140,000 USD 3,454,053 32,331 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 SEK 102,020,000 USD 10,972,072 81,471 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 SEK 214,670,000 USD 22,925,487 9,535 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 SEK 14,810,000 USD 1,595,544 14,581 –
Citigroup Global Markets .... 12/17/2025 SGD 8,484,914 USD 6,663,400 46,660 –
The Bank of New York Mellon 12/17/2025 SGD 1,548,353 USD 1,214,000 6,557 –
The Bank of New York Mellon 12/17/2025 SGD 693,017 USD 543,000 2,568 –
Citigroup Global Markets .... 12/17/2025 TWD 279,644,362 USD 9,342,000 113,108 –
Citigroup Global Markets .... 12/17/2025 TWD 22,449,367 USD 747,000 6,121 –
Morgan Stanley Capital
Services ................. 12/17/2025 TWD 52,942,560 USD 1,760,000 12,777 –
Citigroup Global Markets .... 12/17/2025 USD 12,623,095 AUD 19,060,000 659 –
Citigroup Global Markets .... 12/17/2025 USD 8,990,796 AUD 13,440,000 – (89,261)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 8,924,333 AUD 13,400,000 – (49,291)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 12,982,182 AUD 19,700,000 65,455 –
Citigroup Global Markets .... 12/17/2025 USD 9,334,400 BRL 51,827,949 223,013 –
Citigroup Global Markets .... 12/17/2025 USD 670,000 BRL 3,637,886 850 –
Citigroup Global Markets .... 12/17/2025 USD 1,727,000 BRL 9,305,629 – (10,981)
Citigroup Global Markets .... 12/17/2025 USD 886,555 CAD 1,220,000 – (6,646)
Nomura Securities & Co. .... 12/17/2025 USD 31,742,417 CAD 44,080,000 49,713 –
Goldman Sachs & Co. ...... 12/17/2025 USD 1,132,486 CHF 890,000 – (3,799)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 7,872,548 CHF 6,210,000 2,898 –
Nomura Securities & Co. .... 12/17/2025 USD 9,940,123 CHF 7,830,000 – (10,213)
Nomura Securities & Co. .... 12/17/2025 USD 170,000 CNH 1,203,461 – (226)
Citigroup Global Markets .... 12/17/2025 USD 2,688,400 COP 10,649,908,412 – (970)
Goldman Sachs & Co. ...... 12/17/2025 USD 251,000 COP 987,238,220 – (1,877)
Morgan Stanley Capital
Services ................. 12/17/2025 USD 516,000 COP 2,041,301,160 – (892)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 19,604,915 EUR 16,510,000 – (132,530)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 11,959,681 EUR 10,130,000 – (12,058)
Citigroup Global Markets .... 12/17/2025 USD 1,429,322 GBP 1,050,000 – (17,052)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 16,365,701 GBP 12,090,000 – (104,423)
Goldman Sachs & Co. ...... 12/17/2025 USD 1,461,192 JPY 213,880,000 – (3,017)

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Nomura Securities & Co. .... 12/17/2025 USD 20,321,842 JPY 2,976,530,000 $ – $ (28,688)
Citigroup Global Markets .... 12/17/2025 USD 504,000 KRW 698,347,440 – (4,270)
Citigroup Global Markets .... 12/17/2025 USD 663,000 MXN 12,285,470 2,185 –
Citigroup Global Markets .... 12/17/2025 USD 1,443,000 MXN 26,710,096 3,193 –
Goldman Sachs & Co. ...... 12/17/2025 USD 1,692,000 MXN 31,295,868 2,485 –
Morgan Stanley Capital
Services ................. 12/17/2025 USD 7,999,700 MXN 150,610,272 154,948 –
Citigroup Global Markets .... 12/17/2025 USD 3,458,035 NOK 34,140,000 – (36,313)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 11,060,711 SEK 102,020,000 – (170,109)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 9,010,892 SEK 82,750,000 – (177,357)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 12/17/2025 USD 2,470,140 SEK 23,000,000 – (14,898)
Citigroup Global Markets .... 12/17/2025 USD 441,000 SGD 561,885 – (2,829)
Citigroup Global Markets .... 12/17/2025 USD 642,000 TWD 19,286,258 – (5,510)
Goldman Sachs & Co. ...... 12/17/2025 USD 553,000 ZAR 9,647,793 2,470 –
Goldman Sachs & Co. ...... 12/17/2025 USD 1,212,000 ZAR 21,022,125 – (1,654)
Morgan Stanley Capital
Services ................. 12/17/2025 USD 6,747,500 ZAR 119,044,483 106,470 –
Goldman Sachs & Co. ...... 12/17/2025 ZAR 10,621,630 USD 607,000 – (4,539)
Total unrealized appreciation
(depreciation) ............ $ 1,601,649 $ (1,190,147)
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan
COP Colombian Peso
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
4
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 73.8%
U.S. Exchange-Traded Funds .................................................................... 24.4%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 98.3%
Other Assets in Excess of Liabilities ............................................................... 1.7%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.